UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                   811-07168

                               The Henlopen Fund
                               -----------------

               (Exact name of registrant as specified in charter)

                        Longwood Corporate Center South
                          415 McFarlan Road, Suite 213
                            Kennett Square, PA 19348
                            ------------------------

              (Address of principal executive offices) (Zip code)

                               Michael L. Hershey
                             Landis Associates LLC
                        Longwood Corporate Center South
                            Kennett Square, PA 19348
                            ------------------------

                    (Name and address of agent for service)

                                 (610) 925-0400
                                 --------------

              Registrant's telephone number, including area code:

Date of fiscal year end:  June 30

Date of reporting period: 12/31/2003

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                               THE HENLOPEN FUND

                               SEMIANNUAL REPORT
                               DECEMBER 31, 2003

To My Fellow Shareholders:

For the quarter ended December 31, 2003, The Henlopen Fund increased 16.41%. Annualized returns for the Fund for 1, 3, 5 and 10 years are 64.98%, 9.57%, 11.68%, and 15.02%, respectively. Since our inception on December 2, 1992, the Fund has an annualized return of 16.18%.

The December quarter capped off a year of strong gains for all the major indices. The acceleration of economic growth and overall improvement in employment statistics mentioned in our September quarterly letter continued to drive investor enthusiasm, as evidenced by strong performance across most industry sectors. The Henlopen Fund again benefited from broad-based gains, with holdings in technology, financial services and energy making the strongest advances. The Fund increased its exposure to the biotechnology sector during the year, as we believe the industry will yield many of the next generation of therapeutic advances. Our thesis appears to have been validated during the December quarter as two of these holdings, Applied Molecular Evolution and Esperion Therapeutics, were acquired by large pharmaceutical companies looking to strengthen their drug pipelines.

The climate for equities remains favorable, as the economy continues to strengthen and interest rates remain extremely low. Valuation levels of stock indices and the threat of future interest rate hikes should provide fodder for the bears and increase market volatility in the year ahead, but companies with strong growth prospects and solid management execution should continue to be rewarded with higher stock prices. We will continue our efforts to position the Fund in such companies for our shareholders' benefit.

Sincerely yours,

/s/Michael L. Hershey                           /s/Bruce V. Vogenitz

Michael L. Hershey                              Bruce V. Vogenitz
President                                       Vice President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

    Date      The Henlopen Fund     S&P 500 Index     Lipper Growth Fund Index
    ----      -----------------     -------------     ------------------------
   12/2/92         $10,000             $10,000                 $10,000
  12/31/92         $10,010             $10,162                 $10,204
   3/31/93         $10,821             $10,604                 $10,507
   6/30/93         $11,562             $10,654                 $10,661
   9/30/93         $12,450             $10,926                 $11,173
  12/31/93         $12,999             $11,179                 $11,426
   3/31/94         $12,760             $10,758                 $11,084
   6/30/94         $12,126             $10,804                 $10,841
   9/30/94         $12,853             $11,332                 $11,373
  12/31/94         $12,644             $11,330                 $11,246
   3/31/95         $13,583             $12,430                 $12,059
   6/30/95         $15,494             $13,613                 $13,349
   9/30/95         $17,819             $14,692                 $14,563
  12/31/95         $17,453             $15,574                 $14,918
   3/31/96         $19,233             $16,409                 $15,591
   6/30/96         $21,442             $17,144                 $16,107
   9/30/96         $21,024             $17,670                 $16,566
  12/31/96         $21,182             $19,141                 $17,527
   3/31/97         $20,072             $19,658                 $17,468
   6/30/97         $22,519             $23,083                 $20,228
   9/30/97         $28,095             $24,811                 $22,301
  12/31/97         $25,971             $25,524                 $22,450
   3/31/98         $31,183             $29,084                 $25,229
   6/30/98         $29,902             $30,041                 $25,946
   9/30/98         $23,918             $27,058                 $22,985
  12/31/98         $30,323             $32,818                 $28,216
   3/31/99         $30,744             $34,456                 $29,647
   6/30/99         $34,816             $36,885                 $31,571
   9/30/99         $34,260             $34,582                 $29,936
  12/31/99         $49,162             $39,781                 $36,103
   3/31/00         $63,069             $40,678                 $38,735
   6/30/00         $53,512             $39,597                 $37,119
   9/30/00         $50,296             $39,213                 $36,626
  12/31/00         $40,041             $36,145                 $32,176
   3/31/01         $33,035             $31,860                 $26,892
   6/30/01         $38,551             $33,724                 $28,772
   9/30/01         $30,774             $28,787                 $23,228
  12/31/01         $40,339             $31,864                 $26,394
   3/31/02         $38,887             $31,952                 $25,829
   6/30/02         $33,882             $27,671                 $22,200
   9/30/02         $27,404             $22,891                 $18,737
  12/31/02         $31,925             $24,821                 $20,007
   3/31/03         $30,593             $24,039                 $19,563
   6/30/03         $36,586             $27,742                 $22,497
   9/30/03         $45,293             $28,477                 $23,170
  12/31/03         $52,728             $31,945                 $25,656

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                         December 31, 2003 (Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                                               COST           VALUE
---------                                              ----           -----

LONG-TERM INVESTMENTS -- 95.8% (A)<F3>
COMMON STOCKS -- 94.2 (A)<F3>

            ADVERTISING -- 1.0%
   200,000  Modem Media Inc.*<F2>                  $  1,239,714   $  1,634,000

            AUTO & TRUCK RELATED -- 0.3%
   100,000  Coast Distribution
              System, Inc.                              594,648        551,000

            BASIC MATERIALS -- 1.7%
    50,000  Century
              Aluminum Co.*<F2>                       1,028,196        950,500
   125,000  Metals USA, Inc.*<F2>                     1,206,637      1,258,750
    55,000  Universal Stainless &
              Alloy Products, Inc.*<F2>                 866,924        594,000
                                                   ------------   ------------
                                                      3,101,757      2,803,250

            BIOTECHNOLOGY -- 2.1%
   100,000  Cypress
              Bioscience, Inc.*<F2>                   1,473,595      1,515,000
   100,000  EntreMed, Inc.*<F2>                         638,050        334,000
    70,000  Geron Corp.*<F2>                          1,024,180        697,900
   150,000  OrthoLogic Corp.*<F2>                     1,012,589        919,500
                                                   ------------   ------------
                                                      4,148,414      3,466,400

            BUSINESS SERVICES -- 3.8%
   110,000  Gevity HR, Inc.                             932,193      2,446,400
   150,000  Lionbridge
              Technologies, Inc.*<F2>                   983,805      1,441,500
   125,000  The Ultimate Software
              Group, Inc.*<F2>                          996,292      1,096,250
    80,000  Unisys Corp.*<F2>                         1,019,317      1,188,000
                                                   ------------   ------------
                                                      3,931,607      6,172,150

            COMMUNICATIONS -- 4.8%
    70,000  IDT Corp. - Cl  B*<F2>                    1,185,895      1,619,100
    69,400  Interphase Corp.*<F2>                       721,780        898,730
   200,000  NMS Communications
              Corp.*<F2>                              2,405,787      1,248,000
   350,000  Optical Communication
              Products, Inc.*<F2>                     1,373,520      1,295,000
    20,000  Research In
              Motion Ltd.*<F2>                        1,207,400      1,336,600
   301,000  Science
              Dynamics Corp.*<F2>                     2,771,553         27,090
    35,000  UTStarcom, Inc.*<F2>                      1,411,181      1,297,450
                                                   ------------   ------------
                                                     11,077,116      7,721,970

            COMMUNICATIONS SERVICES -- 2.9%
    50,000  America Movil S.A. de
              C.V. ADR Series L                       1,117,920      1,367,000
    57,625  Hughes Electronics
              Corp.*<F2>                                870,466        953,694
    20,000  Media General, Inc.                       1,337,242      1,302,000
   100,000  Primus
              Telecommunications
              Group, Inc.*<F2>                        1,061,050      1,018,000
                                                   ------------   ------------
                                                      4,386,678      4,640,694

            COMPUTER PERIPHERALS -- 0.5%
   300,000  Peerless
              Systems Corp.*<F2>                      1,016,975        750,000

            CONSTRUCTION SERVICES -- 2.9%
    10,000  Centex Corp.                              1,075,572      1,076,500
    12,000  Lennar Corp.                              1,166,249      1,152,000
    50,000  Masco Corp.                               1,350,000      1,370,500
    12,000  Pulte Homes, Inc.                         1,032,001      1,123,440
                                                   ------------   ------------
                                                      4,623,822      4,722,440

            CONSUMER NON-DURABLES -- 0.7%
    15,000  Fortune Brands, Inc.                      1,026,778      1,072,350

            DEFENSE RELATED -- 0.9%
    30,000  L-3 Communications
              Holdings, Inc.*<F2>                     1,469,070      1,540,800

            DISTRIBUTION -- 1.1%
   110,000  PC Mall, Inc.*<F2>                        1,120,972      1,776,500

            ELECTRONICS/EQUIPMENT MANUFACTURING -- 0.9%
   100,000  DDI Corp.*<F2>                            1,367,415      1,465,000

            FINANCIAL SERVICES -- 4.8%
    75,000  AmeriCredit Corp.*<F2>                    1,171,500      1,194,750
    60,000  Commercial Capital
              Bancorp, Inc.*<F2>                      1,326,486      1,284,600
       500  Franklin
              Bank Corp.*<F2>                             7,250          9,500
    50,000  MBNA Corp.                                1,270,586      1,242,500
   125,000  Tradestation
              Group Inc.*<F2>                         1,226,237      1,107,500
    75,000  W Holding
              Company, Inc.                           1,288,140      1,395,750
    35,000  Wachovia Corp.                            1,592,284      1,630,650
                                                   ------------   ------------
                                                      7,882,483      7,865,250

            FOOD & BEVERAGES -- 2.5%
    40,000  Central European
              Distribution Corp.*<F2>                 1,208,116      1,264,000
    30,000  Diageo PLC -
              SP-ADR                                  1,332,940      1,585,800
    60,000  Smithfield
              Foods, Inc.*<F2>                        1,285,140      1,242,000
                                                   ------------   ------------
                                                      3,826,196      4,091,800

            FURNITURE -- 0.8%
    40,000  Stanley Furniture
              Company, Inc.                             848,598      1,260,000

            HEALTHCARE PRODUCTS -- 14.4%
    65,000  Abaxis, Inc.*<F2>                         1,158,015      1,177,800
    80,000  Ciphergen
              Biosystems, Inc.*<F2>                     932,945        899,200
   310,000  IGEN
              International, Inc.*<F2>                5,109,762     18,262,100
   115,000  Nabi
              Biopharmaceuticals*<F2>                 1,309,807      1,461,650
   160,000  PharmaNetics, Inc.*<F2>                   2,272,750        296,000
   120,000  Quidel Corp.*<F2>                         1,021,188      1,298,400
                                                   ------------   ------------
                                                     11,804,467     23,395,150

            HEALTHCARE SERVICES -- 1.0%
     6,000  ICON PLC --
              SP-ADR*<F2>                               198,472        261,600
   150,000  Ventiv Health, Inc.*<F2>                  1,335,035      1,372,500
                                                   ------------   ------------
                                                      1,533,507      1,634,100

            INSURANCE -- 0.6%
    75,000  American Safety
              Insurance Holdings,
              Ltd.*<F2>                               1,012,642        983,250

            LEISURE/ENTERTAINMENT -- 4.9%
    40,000  Alliance
              Gaming Corp.*<F2>                       1,053,933        986,000
    50,000  Aztar Corp.*<F2>                          1,110,808      1,125,000
    50,000  International Game
              Technology                              1,450,444      1,785,000
    25,000  Multimedia
              Games, Inc.*<F2>                        1,086,348      1,027,500
   100,000  Scientific
              Games Corp.*<F2>                        1,202,338      1,701,000
    50,000  XM Satellite Radio
              Holdings Inc.*<F2>                      1,130,295      1,318,000
                                                   ------------   ------------
                                                      7,034,166      7,942,500
            METALS -- 2.4%
    70,000  Gold Fields Ltd. -
              SP-ADR*<F2>                             1,066,443        975,800
    12,000  Rio Tinto PLC -
              SP-ADR*<F2>                             1,270,549      1,335,720
   300,000  Western Silver Corp.*<F2>                   868,429      1,584,000
                                                   ------------   ------------
                                                      3,205,421      3,895,520

            MISCELLANEOUS MANUFACTURING -- 5.8%
   150,000  Axsys
              Technologies, Inc.*<F2>                 4,046,085      2,128,500
   100,000  Concord
              Camera Corp.*<F2>                       1,284,463        925,000
    60,000  Craftmade
              International, Inc.                     1,488,072      1,574,400
   150,000  Crown Holdings, Inc.*<F2>                 1,190,655      1,359,000
    50,000  Noble
              International, Ltd.                     1,000,800      1,140,000
    75,000  Tempur-Pedic
              International Inc.*<F2>                 1,120,001      1,162,500
    40,000  Tyco
              International Ltd.                      1,037,926      1,060,000
                                                   ------------   ------------
                                                     11,168,002      9,349,400

            OIL & GAS EXPLORATION/PRODUCTION -- 3.3%
    30,000  Ashland Inc.                              1,087,473      1,321,800
   140,000  Brigham
              Exploration Co.*<F2>                      866,530      1,124,060
   150,000  KCS Energy, Inc.*<F2>                     1,258,624      1,582,500
    20,000  Murphy Oil Corp.                          1,132,206      1,306,200
                                                   ------------   ------------
                                                      4,344,833      5,334,560

            OILFIELD PRODUCTS/SERVICES -- 5.4%
    75,000  Grant Prideco, Inc.*<F2>                  1,593,380        976,500
   600,000  Grey Wolf, Inc.*<F2>                      3,887,199      2,244,000
    50,000  Maverick Tube Corp.*<F2>                    918,443        962,500
    50,000  Patterson-UTI
              Energy, Inc.*<F2>                       2,013,748      1,646,000
   110,000  Universal Compression
              Holdings, Inc.*<F2>                     3,613,692      2,877,600
                                                   ------------   ------------
                                                     12,026,462      8,706,600

            PUBLISHING -- 0.1%
     6,445  News Corp. Ltd. -
              SP-ADR*<F2>                               186,260        194,961

            RETAILING -- 4.2%
    45,000  America's
              Car-Mart, Inc.*<F2>                     1,084,650      1,211,400
    30,000  Dollar Tree
              Stores, Inc.*<F2>                       1,123,242        901,800
    50,000  Pep Boys-Manny,
              Moe & Jack                              1,043,580      1,143,500
   400,000  Rite Aid Corp.*<F2>                       3,075,398      2,416,000
    30,000  The Sports
              Authority, Inc.*<F2>                    1,267,646      1,152,000
                                                   ------------   ------------
                                                      7,594,516      6,824,700

            SEMICONDUCTORS/RELATED -- 6.3%
    65,000  Amkor
              Technology, Inc.*<F2>                   1,069,965      1,183,650
    40,000  ATMI, Inc.*<F2>                           1,283,210        925,600
   175,000  ChipMOS
              TECHNOLOGIES
              LTD.*<F2>                               1,300,206      1,643,250
   400,000  Dialog Semiconductor
              PLC - ADR*<F2>                          1,015,650      1,740,000
    70,000  Fairchild
              Semiconductor
              International, Inc.*<F2>                2,586,540      1,747,900
   200,000  Genus, Inc.*<F2>                          1,227,569      1,200,000
    70,000  Kulicke and Soffa
              Industries, Inc.*<F2>                     905,924      1,006,600
    15,000  OmniVision
              Technologies, Inc.*<F2>                   983,730        828,750
                                                   ------------   ------------
                                                     10,372,794     10,275,750

            SOFTWARE & RELATED SERVICES -- 9.2%
   150,000  Aladdin Knowledge
              Systems                                   908,614      1,339,500
   110,000  Authentidate
              Holding Corp.*<F2>                      1,505,437      1,309,000
   400,000  Bitstream Inc.*<F2>                       2,926,970      1,228,000
    80,000  Carreker Corp.*<F2>                         949,184      1,120,800
   135,000  CyberGuard Corp.*<F2>                       859,845      1,177,200
   100,000  Evolving
              Systems, Inc.*<F2>                      1,450,166      1,330,000
    90,000  ILOG S.A. SP-ADR*<F2>                     1,240,203      1,107,000
    75,000  Internet Security
              Systems, Inc.*<F2>                      1,078,808      1,412,250
   359,000  Level 8
              Systems, Inc.*<F2>                      2,289,090        118,470
   300,000  Novell, Inc.*<F2>                         1,043,380      3,156,000
   340,000  TeleCommunication
              Systems, Inc.*<F2>                      1,309,375      1,679,600
                                                   ------------   ------------
                                                     15,561,072     14,977,820

TEXTILES -- 1.0%
   100,000  Quaker Fabric Corp.                       1,110,777        950,000
   106,400  Unifi, Inc.*<F2>                          1,360,972        686,280
                                                   ------------   ------------
                                                      2,471,749      1,636,280

            TOBACCO -- 0.7%
    40,000  British American
              Tobacco PLC -
              SP-ADR                                    977,448      1,106,800

            TRANSPORTATION -- 3.2%
    90,000  Celadon Group, Inc.*<F2>                  1,094,401      1,278,000
   100,000  Mesa Air Group, Inc.*<F2>                 1,123,025      1,252,000
    25,000  Ryanair Holdings
              PLC -- SP-ADR*<F2>                      1,184,550      1,266,000
    75,000  Tsakos Energy
              Navigation Ltd.                         1,153,730      1,383,750
                                                   ------------   ------------
                                                      4,555,706      5,179,750
                                                   ------------   ------------
               Total common
                 stocks                             145,511,288    152,970,745

REITS -- 1.6% (A)<F3>
    60,000  Friedman, Billings,
              Ramsey Group, Inc.                      1,066,100      1,384,800
    75,000  Gladstone
              Commercial Corp.                        1,125,000      1,263,750
                                                   ------------   ------------
            Total REITS                               2,191,100      2,648,550
                                                   ------------   ------------
            Total long-term
              investments                           147,702,388    155,619,295

SHORT-TERM INVESTMENTS -- 4.1% (A)<F3>
            VARIABLE RATE DEMAND NOTE
$6,568,557  U.S. Bank, N.A.                           6,568,557      6,568,557
                                                   ------------   ------------
               Total investments                   $154,270,945    162,187,852
                                                   ------------
                                                   ------------
            Cash and
              receivables, less
              liabilities -- 0.1% (A)<F3>                              226,810
                                                                  ------------
               NET ASSETS                                         $162,414,662
                                                                  ------------
                                                                  ------------
               Net Asset Value Per Share
                 (No par value, unlimited
                 shares authorized), offering
                 and redemption price
                 ($162,414,662 / 6,222,533
                 shares outstanding)                              $      26.10
                                                                  ------------
                                                                  ------------

  *<F2>   Non-income producing security.
(a)<F3>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                               THE HENLOPEN FUND

                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 2003 (Unaudited)

INCOME:
   Dividends                                                       $   144,236
   Interest                                                             17,274
                                                                   -----------
       Total income                                                    161,510
                                                                   -----------

EXPENSES:
   Investment management fees                                          564,262
   Transfer agent fees                                                  94,605
   Administrative services                                              61,812
   Printing and postage expense                                         23,144
   Professional fees                                                    22,841
   Custodian fees                                                       17,212
   Board of Trustees fees                                               16,500
   Registration fees                                                    14,610
   Insurance expense                                                    10,666
   Other expenses                                                        1,687
                                                                   -----------
       Total expenses                                                  827,339
                                                                   -----------
NET INVESTMENT LOSS                                                   (665,829)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS                                    15,927,509
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              21,803,726
                                                                   -----------
NET GAIN ON INVESTMENTS                                             37,731,235
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $37,065,406
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

                               THE HENLOPEN FUND


                      STATEMENTS OF CHANGES IN NET ASSETS
  For the Period Ending December 31, 2003 (Unaudited) and for the Year Ended
                                 June 30, 2003

                                                                                     DECEMBER 31, 2003     JUNE 30, 2003
                                                                                     -----------------     -------------
OPERATIONS:
   Net investment loss                                                                  $   (665,829)       $   (780,808)
   Net realized gain (loss) on investments                                                15,927,509         (29,514,180)
   Net increase in unrealized appreciation on investments                                 21,803,726          34,345,585
                                                                                        ------------        ------------
        Net increase in net assets resulting from operations                              37,065,406           4,050,597
                                                                                        ------------        ------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (2,418,555 and 4,106,479 shares, respectively)             58,749,575          61,986,610
   Cost of shares redeemed (495,608 and 5,484,134 shares, respectively)                  (11,369,937)        (83,494,575)
   Redemption fee                                                                             12,518              97,954
                                                                                        ------------        ------------
        Net increase (decrease) in net assets derived from Fund share activities          47,392,156         (21,410,011)
                                                                                        ------------        ------------
        TOTAL INCREASE (DECREASE)                                                         84,457,562         (17,359,414)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                 77,957,100          95,316,514
                                                                                        ------------        ------------
NET ASSETS AT THE END OF THE PERIOD                                                     $162,414,662        $ 77,957,100
                                                                                        ------------        ------------
                                                                                        ------------        ------------

                              FINANCIAL HIGHLIGHTS
 (Selected data for each share of the Fund outstanding throughout each period)

                                                    (UNAUDITED)
                                                      FOR THE                         FOR THE YEARS ENDED JUNE 30,
                                                   PERIOD ENDING         ------------------------------------------------------
                                                 DECEMBER 31, 2003       2003        2002         2001        2000         1999
                                                 -----------------       ----        ----         ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period              $ 18.13           $ 16.79     $ 19.15      $ 28.39     $ 19.84      $ 17.04

   Income from investment operations:
        Net investment loss (a)<F4>                    (0.14)            (0.16)      (0.18)       (0.16)      (0.25)       (0.11)
        Net realized and unrealized
          gains (losses) on investments                 8.11              1.50       (2.14)       (7.85)      10.18         2.91
                                                     -------           -------     -------      -------     -------      -------
   Total from investment operations                     7.97              1.34       (2.32)       (8.01)       9.93         2.80

   Less distributions:
        Dividend from net investment income               --                --          --           --          --           --
        Distributions from net realized gains             --                --       (0.04)       (1.23)      (1.38)          --
                                                     -------           -------     -------      -------     -------      -------
   Total from distributions                               --                --       (0.04)       (1.23)      (1.38)          --
                                                     -------           -------     -------      -------     -------      -------
   Net asset value, end of period                    $ 26.10           $ 18.13     $ 16.79      $ 19.15     $ 28.39      $ 19.84
                                                     -------           -------     -------      -------     -------      -------
                                                     -------           -------     -------      -------     -------      -------

TOTAL INVESTMENT RETURN                               43.96%*<F5>        7.98%    (12.11)%     (27.96)%      53.71%       16.43%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's $)            162,415            77,957      95,317      150,872     240,106       63,009
   Ratio of expenses to average net assets             1.47%**<F6>       1.58%       1.39%        1.28%       1.37%        1.46%
   Ratio of net investment loss
     to average net assets                           (1.18)%**<F6>     (1.04)%     (0.98)%      (0.74)%     (0.97)%      (0.63)%
   Portfolio turnover rate                            79.25%            90.06%     132.21%      287.66%     156.85%      162.11%

(a)<F4> Net investment loss per share is calculated using average shares outstanding.
  *<F5>   Not annualized.
 **<F6>   Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

                               THE HENLOPEN FUND


                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 2003 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of The Henlopen Fund (the "Fund"), which is organized as a Delaware Business Trust and is registered as a diversified open-end management company under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 2, 1992. The investment objective of the Fund is long-term capital appreciation.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments with maturities of 60 days or less are valued at cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.

     (b) Net realized gains and losses on sales of securities are computed on the identified cost basis.

     (c) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (d) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

     (h) The Fund imposes a 1% redemption fee on the value of shares redeemed less than 30 days after purchase. The redemption fee will not apply to shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans or through the systematic withdrawal plan. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to paid in capital.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Fund has a management agreement with Landis Associates LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% on the daily net assets of the Fund.

     The Fund has an administrative agreement with Fiduciary Management, Inc. ("FMI"), with whom an officer of the Fund is affiliated, to supervise all aspects of the Fund's operations except those performed by the Adviser. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $30,000,000 of the daily net assets of the Fund, 0.1% on the daily net assets of the Fund on the next $30,000,000 and 0.05% on the daily net assets of the Fund over $60,000,000.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders at least annually.

(4)  INVESTMENT TRANSACTIONS --

     For the period ending December 31, 2003, purchases and proceeds of sales of investment securities (excluding short-term securities) were $129,410,323 and $87,568,032, respectively.THE HENLOPEN FUND

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of December 31, 2003, liabilities of the Fund included the following:

          Payable to brokers for investments purchased            $  3,701,731
          Payable to the Adviser for management fees                   107,757
          Payable to FMIfor administrative fees                         14,837
          Payable to shareholders for redemptions                       33,980
          Other liabilities                                             25,329

(6)  SOURCES OF NET ASSETS --

     As of December 31, 2003, the sources of net assets were as follows:

          Fund shares issued and outstanding                      $174,129,130
          Net unrealized appreciation on investments                 7,916,907
          Accumulated net realized loss                            (19,631,375)
                                                                  ------------
                                                                  $162,414,662
                                                                  ------------
                                                                  ------------

(7)  INCOME TAX INFORMATION --

     The following information for the Fund is presented on an income tax basis as of December 31, 2003:

                              GROSS            GROSS         NET UNREALIZED
           COST OF         UNREALIZED        UNREALIZED       APPRECIATION
         INVESTMENTS      APPRECIATION      DEPRECIATION     ON INVESTMENTS
         -----------      ------------      ------------     --------------
         $154,279,451      $29,542,203      $21,633,802        $7,908,401

     The following information for the Fund is presented on an income tax basis as of June 30, 2003:

                            GROSS            GROSS         NET UNREALIZED    DISTRIBUTABLE    DISTRIBUTABLE
           COST OF        UNREALIZED       UNREALIZED       DEPRECIATION       ORDINARY         LONG-TERM
         INVESTMENTS     APPRECIATION     DEPRECIATION     ON INVESTMENTS       INCOME        CAPITAL GAINS
         -----------     ------------     ------------     --------------    -------------    -------------
         $93,073,466     $13,327,800      $27,223,125       $13,895,325          $ --             $ --

     The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax components of dividends paid during the year ended June 30, 2003, capital loss carryovers (expiring in 2011), as of June 30, 2003, and tax basis post-October losses as of June 30, 2003, which are not recognized for tax purposes until the first day of the following fiscal year are:

           ORDINARY        LONG -TERM       NET CAPITAL
            INCOME        CAPITAL GAINS         LOSS          POST-OCTOBER
        DISTRIBUTIONS     DISTRIBUTIONS      CARRYOVERS          LOSSES
        -------------     -------------     -----------       ------------
            $  --             $  --         $20,918,990        $14,631,388

     Since there were no ordinary distributions paid for the year ended June 30, 2003, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders.

                               THE HENLOPEN FUND

                             TRUSTEES AND OFFICERS

                                                                                                     # of Portfolios  Other
                                              Term of                                                in Fund          Directorships
                             Position(s)      Office and                                             Complex          held by
                             Held with        Length of       Principal Occupation(s)                Overseen         Trustee
Name, Address and Age        the Fund         Time Served     During Past Five Years                 by Trustee       or Officer
---------------------        -----------      -----------     -----------------------                ---------------  -------------

"DISINTERESTED PERSONS" OF THE FUND

Howard E. Cosgrove           Trustee          Indefinite,     Retired; prior to August 1, 2000            1           Chairman
c/o Conectiv, Inc.                            Trustee since   Chairman and Chief Executive Officer                    of the
800 King Street                               2002            of Conectiv, Inc., a regulated power                    Board of
Wilmington, DE  19899                                         delivery and electric product/energy                    NRG
Age: 60                                                       merchant company.                                       Energy, Inc.

Robert J. Fahey, Jr.         Trustee          Indefinite,     Senior Director of Real Estate              1           None
1717 Arch Street, 30th Floor                  Trustee since   Investment Banking for the Financial
Philadelphia, PA  19103                       1992            Services Group of Cushman &
Age: 45                                                       Wakefield, a commercial real estate firm.

John H. Remer                Trustee          Indefinite,     Retired.                                    1           None
c/o Landis Associates LLC                     Trustee since
Longwood Corporate                            2002
  Center South, Suite 213
415 McFarlan Road
Kennett Square, PA  19348
Age: 79

"INTERESTED PERSONS" OF THE FUND*<F7>

Michael L. Hershey           Trustee          Indefinite,     Chairman, President, Treasurer and          1           None
Longwood Corporate                            Trustee since   Secretary of Landis Associates LLC.
  Center South, Suite 213                     1992
415 McFarlan Road            President        One year term,
Kennett Square, PA  19348                     President since
Age: 65                                       1992

Stephen L. Hershey, M.D.     Trustee          Indefinite,     Orthopaedic surgeon.                        1           None
4745 Stanton-Ogleton Road                     Trustee since
Suite 225                                     1992
Newark, DE  19713
Age: 63

Bruce V. Vogenitz, C.F.A.    Vice-President   One year term,  Vice President of Landis Associates        N/A          None
Longwood Corporate           and Secretary    Vice President  LLC.
  Center South, Suite 213                     and Secretary
415 McFarlan Road                             since 1998
Kennett Square, PA  19348
Age: 38

Camille F. Wildes            Vice-President/  One year term,  Vice President of Fiduciary                N/A          None
c/o Fiduciary                Compliance       Vice President/ Management,Inc.
  Management, Inc.           Officer and      Compliance Officer
225 East Mason Street        Treasurer        since 1994 and
Milwaukee, WI  53202                          Treasurer since 2001
Age: 51

*<F7> Messrs. Michael L. Hershey and Vogenitz are "interested persons" of the Fund because they are officers of the Fund and the Adviser. Dr. Stephen
       L. Hershey is an "interested person" of the Fund because he is the brother of Mr. Michael L. Hershey. Ms. Wildes is an "interested person" of the Fund because she is an officer of the Fund.

For additional information about the Trustees and Officers, please call (866) 880-0032 and request a Statement of Additional Information. One will be mailed to you free of charge.

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                        U.S. BANCORP FUND SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                                U.S. BANK, N.A.
                                   Custodian

                           PRICEWATERHOUSECOOPERS LLP
                              Independent Auditors

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                                 (610-925-0400)
                              WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The disclosure controls and procedures of The Henlopen Fund are periodically evaluated. As of February 20, 2004, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of The Henlopen Fund are periodically evaluated. Since, February 20, 2004, the date of the last evaluation, there have been no significant changes in The Henlopen Fund's internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.

ITEM 10. EXHIBITS.
-----------------

(a)  Any code of ethics or amendment thereto.  Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     The Henlopen Fund
     -----------------
     Registrant

     By  /s/ Michael L. Hershey
         -----------------------------------------------
         Michael L. Hershey, Principal Executive Officer

     Date     March 9, 2004
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     The Henlopen Fund
     -----------------
     Registrant

     By   /s/ Michael L. Hershey
          -----------------------------------------------
          Michael L. Hershey, Principal Financial Officer

     Date     March 9, 2004
           ----------------------------------